Intangible Assets	12 Months Ended
Dec. 31, 2013
Intangible Assets [Abstract]
Intangible Assets
(8)	Intangible Assets

The following is an analysis of the core deposit intangible activity for the years ended December 31:

	Core Deposit Intangible	Accumulated Amortization	Net Core Deposit Intangible

Core Deposit Intangible
Balance, December 31, 2011	$1,056,693	$(797,435)	$259,258

Amortization Expense	-	(35,748)	(35,748)

Balance, December 31, 2012	1,056,693	(833,183)	223,510

Amortization Expense	-	(35,749)	(35,749)

Balance, December 31, 2013	$1,056,693	$(868,932)	$187,761

Amortization expense related to the core deposit intangible was $35,749, $35,748 and $35,749 for the years ended December 31, 2013, 2012 and 2011.  Amortizations expense will continue at an annual rate of approximately $35,749 through the first quarter of 2019, at which point the core deposit will be fully amortized.